Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
42.	Subsequent Events
The Group entered into a stock sale agreement in which the Group disposes of the entire shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and 70.0% shares of SK m&service Co., Ltd. and the entire shares of F&U Credit information Co., Ltd. on December 18, 2024, and completed the disposal of the shares of NATE Communications Corporation (formerly, SK Communications Co., Ltd.) and SK m&service Co., Ltd. on January 23, 2025 and February 25, 2025, respectively.